Unaudited condensed consolidated interim statements of cash flows $ in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Statement of cash flows [abstract]
Operating profit/(loss)	$ 340,001	$ (138,882)
Adjustments for non-cash items
Amortization of intangible assets	6,309	4,956
Depreciation of property, plant and equipment	6,954	3,667
Provisions for employee benefits	480	143
Expense recognized in respect of share-based payments	110,794	102,381
Fair value gains on financial assets at fair value through profit or loss	0	(445)
Loss from investment in a joint venture	5,087	3,313
Other non-cash expenses	30,582	8
Adjustments for non-cash items	500,207	(24,859)
Movements in current assets/liabilities
(Increase)/decrease in trade and other receivables	(359,631)	(97,612)
(Increase)/decrease in inventories	35,001	(16,072)
(Increase)/decrease in other current assets	(170,209)	(45,821)
Increase/(decrease) in trade and other payables	359,541	76,710
Movements in non-current assets/liabilities
(Increase)/decrease in other non‑current assets	7,116	(18,139)
Net cash flows from/(used) in operating activities, before interest and taxes	372,025	(125,793)
Interest paid	(664)	(157)
Income taxes (paid)/received	(9,515)	1,294
Net cash flows from/(used) in operating activities	361,846	(124,656)
Purchase of intangible assets	(43,841)	(21,500)
Purchase of property, plant and equipment	(5,207)	(811)
Purchase of current financial assets	(1,108,938)	(1,108,410)
Sale of current financial assets	1,154,260	568,410
Interest received	72,530	48,552
Investment in a joint venture	(6,500)	0
Net cash flows from/(used) in investing activities	62,304	(513,759)
Principal elements of lease payments	(1,012)	(3,604)
Payment of employee withholding taxes relating to restricted stock unit awards	(4,514)	(1,792)
Proceeds from exercise of stock options	79,016	45,470
Net cash flows from financing activities	73,490	40,074
Increase/(decrease) in cash and cash equivalents	497,640	(598,341)
Cash and cash equivalents at the beginning of the period	1,499,936	2,048,844
Exchange gains/(losses) on cash and cash equivalents	88,400	(12,256)
Cash and cash equivalents at the end of the period	$ 2,085,976	$ 1,438,247